Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0001966678
Registrant Name	DirectBooking Technology Co., Ltd.
Registration File Number	333-287735
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A